Noninterest Expense (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Noninterest Expense [Abstract]
Noninterest Expense
The following table provides a breakdown of noninterest expense presented on the consolidated income statement.

Noninterest expense
(in millions)	2015	2014	2013
Staff:
Compensation	$3,580	$3,630	$3,620
Incentives	1,415	1,331	1,384
Employee benefits	842	884	1,015
Total staff	5,837	5,845	6,019
Professional, legal and other purchased services	1,230	1,339	1,252
Software	627	620	596
Net occupancy	600	610	629
Distribution and servicing	381	428	435
Furniture and equipment	280	322	337
Sub-custodian	270	286	280
Business development	267	268	317
Clearing	150	129	130
Communications	103	119	131
Other	708	783	768
Amortization of intangible assets	261	298	342
Litigation	87	953	24
Merger and integration and restructuring charges	(2)	177	46
Total noninterest expense	$10,799	$12,177	$11,306